UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	119,763	$12,167,921

		$12,167,921

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	92,190	$6,495,707

		$6,495,707

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	109,896	$3,549,641

		$3,549,641

Banks — 6.0%
JPMorgan Chase & Co.	233,029	$15,517,401
PNC Financial Services Group, Inc. (The)	94,753	8,536,298
Wells Fargo & Co.	330,560	14,637,197

		$38,690,896

Beverages — 1.7%
Constellation Brands, Inc., Class A	65,404	$10,889,112

		$10,889,112

Biotechnology — 2.4%
Celgene Corp.(1)	149,198	$15,595,667

		$15,595,667

Capital Markets — 4.1%
Charles Schwab Corp. (The)	483,580	$15,266,621
Goldman Sachs Group, Inc. (The)	71,234	11,487,907

		$26,754,528

Chemicals — 1.4%
PPG Industries, Inc.	85,197	$8,805,962

		$8,805,962

Communications Equipment — 1.9%
Cisco Systems, Inc.	382,400	$12,129,728

		$12,129,728

Containers & Packaging — 1.4%
International Paper Co.	189,315	$9,083,334

		$9,083,334

Distributors — 1.6%
LKQ Corp.(1)	294,062	$10,427,438

		$10,427,438

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	142,853	$7,425,499
Zayo Group Holdings, Inc.(1)	344,834	10,245,018

		$17,670,517

Security	Shares	Value
Electric Utilities — 1.6%
NextEra Energy, Inc.	82,366	$10,075,009

		$10,075,009

Electrical Equipment — 1.6%
Rockwell Automation, Inc.	86,547	$10,588,160

		$10,588,160

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	95,379	$7,500,604

		$7,500,604

Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity Residential	88,747	$5,709,094
Federal Realty Investment Trust	64,764	9,969,123

		$15,678,217

Food & Staples Retailing — 1.7%
CVS Health Corp.	126,260	$11,235,877

		$11,235,877

Food Products — 3.1%
General Mills, Inc.	134,989	$8,623,097
Kellogg Co.	147,172	11,401,415

		$20,024,512

Health Care Equipment & Supplies — 4.5%
Danaher Corp.	189,605	$14,863,136
Zimmer Biomet Holdings, Inc.	107,677	14,000,163

		$28,863,299

Health Care Providers & Services — 1.1%
Humana, Inc.	41,778	$7,390,110

		$7,390,110

Household Durables — 1.9%
Newell Brands, Inc.	137,096	$7,219,475
Whirlpool Corp.	31,238	5,065,554

		$12,285,029

Industrial Conglomerates — 2.4%
General Electric Co.	520,050	$15,403,881

		$15,403,881

Insurance — 1.0%
American Financial Group, Inc.	90,373	$6,777,975

		$6,777,975

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	29,621	$24,801,959

		$24,801,959

Internet Software & Services — 6.9%
Alphabet, Inc., Class C(1)	33,341	$25,915,626
Facebook, Inc., Class A(1)	92,785	11,901,532
GoDaddy, Inc., Class A(1)	195,230	6,741,292

		$44,558,450

IT Services — 3.0%
Visa, Inc., Class A	232,881	$19,259,259

		$19,259,259

Security	Shares	Value
Machinery — 3.1%
Caterpillar, Inc.	97,690	$8,671,941
Fortive Corp.	225,627	11,484,415

		$20,156,356

Media — 1.4%
Time Warner, Inc.	112,971	$8,993,621

		$8,993,621

Multi-Utilities — 1.4%
Sempra Energy	86,772	$9,301,091

		$9,301,091

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	130,559	$13,437,132
EOG Resources, Inc.	127,806	12,360,118
Occidental Petroleum Corp.	153,596	11,200,221

		$36,997,471

Pharmaceuticals — 5.8%
Allergan PLC(1)	40,821	$9,401,484
Eli Lilly & Co.	113,853	9,137,842
Johnson & Johnson	162,552	19,202,268

		$37,741,594

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	345,639	$13,047,872
NXP Semiconductors NV(1)	66,835	6,817,839

		$19,865,711

Software — 3.6%
Microsoft Corp.	403,446	$23,238,490

		$23,238,490

Specialty Retail — 2.6%
Home Depot, Inc. (The)	116,795	$15,029,181
Sally Beauty Holdings, Inc.(1)	61,890	1,589,335

		$16,618,516

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	237,838	$26,887,586

		$26,887,586

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	182,484	$9,607,783

		$9,607,783

Tobacco — 2.4%
Altria Group, Inc.	241,694	$15,282,312

		$15,282,312

Total Common Stocks (identified cost $507,478,910)		$631,393,323

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	236	$2,115	10/5/16	$29,500
S&P 500 Index	238	2,075	10/7/16	19,635
S&P 500 Index	235	2,040	10/12/16	25,850
S&P 500 Index	236	2,050	10/14/16	44,250
S&P 500 Index	118	2,070	10/19/16	48,970
S&P 500 Index	118	2,075	10/19/16	53,100
S&P 500 Index	236	2,100	10/21/16	188,800
S&P 500 Index	234	2,085	10/26/16	184,860
S&P 500 Index	232	2,095	10/28/16	245,089
S&P 500 Index FLEX	236	2,120	10/3/16	5,899
S&P 500 Index FLEX	236	2,030	10/10/16	7,322
S&P 500 Index FLEX	237	2,065	10/17/16	72,420
S&P 500 Index FLEX	238	2,065	10/24/16	136,138

Total Put Options Purchased (identified cost $3,084,841)				$1,061,833

Short-Term Investments — 0.5%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)			$3,061	$3,061,202

Total Short-Term Investments (identified cost $3,061,202)				$3,061,202

Total Investments — 98.2% (identified cost $513,624,953)				$635,516,358

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	236	$2,205	10/5/16	$(5,900)
S&P 500 Index	238	2,185	10/7/16	(102,340)
S&P 500 Index	235	2,170	10/12/16	(351,325)
S&P 500 Index	236	2,175	10/14/16	(329,220)
S&P 500 Index	236	2,185	10/19/16	(265,500)
S&P 500 Index	236	2,195	10/21/16	(191,160)
S&P 500 Index	234	2,185	10/26/16	(341,640)
S&P 500 Index	232	2,195	10/28/16	(254,871)
S&P 500 Index FLEX	236	2,203	10/3/16	(14,833)
S&P 500 Index FLEX	236	2,177	10/10/16	(341,522)
S&P 500 Index FLEX	237	2,187	10/17/16	(353,562)
S&P 500 Index FLEX	238	2,182	10/24/16	(513,343)

Total Call Options Written (premiums received $3,246,512)				$(3,065,216)

Other Assets, Less Liabilities — 2.3%				$14,567,283

Net Assets — 100.0%				$647,018,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $22,537.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,313	$4,796,936
Options written	29,676	37,616,991
Options terminated in closing purchase transactions	(3,614)	(5,034,868)
Options exercised	(7,556)	(10,757,176)
Options expired	(18,989)	(23,375,371)

Outstanding, end of period	2,830	$3,246,512

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$1,061,833	$—
Written options	—	(3,065,216)

Total	$1,061,833	$(3,065,216)

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$511,568,258

Gross unrealized appreciation	$133,659,571
Gross unrealized depreciation	(10,773,304)

Net unrealized appreciation	$122,886,267

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$86,283,987	$—	$—	$86,283,987
Consumer Staples	57,431,813	—	—	57,431,813
Energy	44,498,075	—	—	44,498,075
Financials	72,223,399	—	—	72,223,399
Health Care	89,590,670	—	—	89,590,670
Industrials	64,812,025	—	—	64,812,025
Information Technology	145,939,224	—	—	145,939,224
Materials	17,889,296	—	—	17,889,296
Real Estate	15,678,217	—	—	15,678,217
Telecommunication Services	17,670,517	—	—	17,670,517
Utilities	19,376,100	—	—	19,376,100
Total Common Stocks	$631,393,323	$—	$—	$631,393,323
Put Options Purchased	$840,054	$221,779	$—	$1,061,833
Short-Term Investments	—	3,061,202	—	3,061,202
Total Investments	$632,233,377	$3,282,981	$—	$635,516,358

Liability Description
Call Options Written	$(1,841,956)	$(1,223,260)	$—	$(3,065,216)
Total	$(1,841,956)	$(1,223,260)	$—	$(3,065,216)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016